Segmental information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 Segment Region
Disclosure of reportable segments [line items]
Number of geographical regions | Region	4
Number of reportable segments | Segment	5
Geographic concentration risk2 [member] | Revenue [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	Revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue.
Concentration risk percentage	10.00%
Geographic concentration risk2 [member] | Non-current Assets [member]
Disclosure of reportable segments [line items]
Concentration risk benchmark	Non-current assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current
Concentration risk percentage	10.00%